Basis of presentation and significant accounting policies (Details 4) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Performance unit awards
Equity and stock-based compensation
Compensation expense		$ 6,111,000	$ 1,257,000	$ 1,419,000	$ 1,000,000
Impairment of long-lived assets
Write-down of materials and supplies	$ 200,000	$ 200,000